Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 265	$ 218	$ 506	$ 400
Less: income tax effect	48	30	94	42
Net share-based compensation cost	217	188	412	358
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	7	7	14	13
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	197	154	371	283
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 61	$ 57	$ 121	$ 104